Current Liabilities (Details) - EUR (€) € in Thousands	Dec. 31, 2019	Dec. 31, 2018
Current liabilities
Borrowings	€ 343
Lease liabilities	508
Trade payables	445	€ 135
Current income tax liability	64
Social securities and other taxes	108
Pension premiums	2	7
Deferred income	711	545
Accrued expenses and other liabilities	8,812	7,473
Current liabilities	€ 10,993	€ 8,160